OPERATING SEGMENTS DISCLOSURES (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)
Segment Reporting [Line Items]
Reportable segments | Segment			3
Intersegment sales	$ 700,575,000	$ 540,747,000	$ 1,166,126,000	$ 894,728,000
Intersegment Eliminations [Member]
Segment Reporting [Line Items]
Intersegment sales			$ 0	$ 0